TAXES (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Taxes	$ 311,872	$ 239,580
Non-Current Taxes	0	0
Taxes, total	311,872	239,580
COFINS [Member]
Current Taxes	73,149	51,798
Taxes, total	73,149	51,798
INSS [Member]
Current Taxes	999	961
Taxes, total	998	961
IRPJ [Member]
Current Taxes	8,936	8,805
Taxes, total	8,936	8,805
PIS [Member]
Current Taxes	15,154	12,360
Taxes, total	15,154	12,360
ICMS [Member]
Current Taxes	177,022	142,698
Taxes, total	177,022	142,698
CSLL [Member]
Current Taxes	4,063	0
Taxes, total	4,063	0
Contribui??o Sindical [Member]
Current Taxes	3	3,740
Taxes, total	3	3,740
CSRF [Member]
Current Taxes	12,927	8,402
Taxes, total	12,927	8,402
IPI [Member]
Current Taxes	18	14
Taxes, total	18	14
IRRF [Member]
Current Taxes	11,657	5,484
Taxes, total	11,657	5,484
Tax Fine [Member]
Current Taxes	108	4,950
Taxes, total	108	4,950
ISS [Member]
Current Taxes	916	154
Taxes, total	915	153
ICMS ST [Member]
Current Taxes	238	214
Taxes, total	238	214
Tax Government Program [Member]
Current Taxes	6,682	0
Non-Current Taxes	0	0
Taxes, total	$ 6,682	$ 0